Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Other Financial Assets

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Financial asset at fair value through profit or loss	215,571	—	—
Note receivables	40,387	—	—

	255,958	—	—